Cash and Cash Equivalents - Schedule of Cash and Bank Balances (Detail) - TWD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of cash and cash equivalents [Abstract]
Cash on hand, demand deposits and checking accounts	$ 46,290,722	$ 30,134,051
Time deposits	34,124,011	38,939,198
Government bonds with reverse repurchase agreements	35,039	90,047
Cash and cash equivalents	$ 80,449,772	$ 69,163,296	$ 105,020,616	$ 80,191,248